SEGMENT INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 7,239	$ 6,135	$ 5,352
FFO	866	873	895
Total assets	122,520	84,347
Total liabilities	75,780	49,223
Core Office
Disclosure of operating segments [line items]
Revenue	2,105	2,147	2,203
FFO	520	534	620
Total assets	34,095	33,795
Total liabilities	15,033	16,791
Core Retail
Disclosure of operating segments [line items]
Revenue	584	0	0
FFO	552	486	429
Total assets	29,658	8,844
Total liabilities	13,749	0
LP Investments
Disclosure of operating segments [line items]
Revenue	4,544	3,986	3,149
FFO	228	281	303
Total assets	58,610	41,471
Total liabilities	41,604	26,630
Corporate
Disclosure of operating segments [line items]
Revenue	6	2	0
FFO	(434)	(428)	$ (457)
Total assets	157	237
Total liabilities	$ 5,394	$ 5,802